Vessels, net book value	12 Months Ended
Dec. 31, 2017
Vessels [Abstract]
Vessels

5.       Vessels, net book value

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$1,947,992	$(507,189)	$1,440,803

- Acquisitions, improvements and other vessel costs	39,427	-	39,427
- Depreciation for the year	-	(76,318)	(76,318)
Balance, December 31, 2016	$1,987,419	$(583,507)	$1,403,912

- Transfer from advances for vessels under construction and acquisition and other vessel costs	104,858	-	104,858
- Acquisitions, improvements and other vessel costs	67,787	-	67,787
- Vessel disposal	(15,349)	12,834	(2,515)
- Impairment charges	(877,484)	438,573	(438,911)
- Depreciation for the year	-	(81,553)	(81,553)
Balance, December 31, 2017	$1,267,231	$(213,653)	$1,053,578

On February 4, 2016, the Company acquired the vessels Ismene, Selina and Maera for an aggregate purchase price of $39,265. Ismene and Selina were delivered in March 2016 and the Maera was delivered in May 2016.

On October 31, 2016, Houk Shipping Company Inc. provided a notice of cancellation of the shipbuilding contract pursuant to its right under the contract to cancel the contract due to a delay in delivery and to claim a refund of the pre-delivery installments and interest, amounting to $9,413, which the Company received in December 2016.

On January 4, 2017, the Company took delivery of Hull H2548 named San Francisco, and Hull H2549 named Newport News, which were under construction until then for an aggregate contract price of $95,400. As at December 31, 2016, advances for the construction and other vessel costs amounted to $46,863 and are separately presented in the related consolidated balance sheet.

In April 2017, the Company acquired the vessels Astarte, Electra and Phaidra from unaffiliated third party sellers for an aggregate purchase price of $67,250. All three vessels were delivered in May 2017.

On July 25, 2017, the Melite run aground at Pulau Laut, Indonesia. Following this incident, on September 21, 2017, the owners served a notice of frustration of the voyage to the time-charterers and a notice of abandonment to the H&M and IV insurers as it was considered that the extent of damages and the estimated cost of repairs were such that the vessel constituted a constructive total loss. As of September 30, 2017, the vessel's net book value was reduced to its scrap value of $2,515 resulting in an impairment of $19,807 which is included in “Impairment loss”, in the 2017 accompanying consolidated statement of operations. The vessel, which was insured for a value of $14,000 to H&M insurers, was sold to an unrelated third party at the recorded price in October 2017, and in November 2017, the Company received the balance of the insured value of the vessel amounting to $11,528, which is included in “Insurance recoveries, net of other loss” in the accompanying statement of operations.

As at December 31, 2017, the Company's estimated undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of certain vessels over their remaining useful lives and their eventual disposition was less than their carrying amount. During the last quarter of 2017, the Company's management considered various factors, including the recovery of the market, the worldwide demand for dry-bulk products, supply of tonnage and order book and concluded that the charter rates for the years 2008-2010 are extraordinary. In this respect the Company's management decided to exclude from the 10-year average of 1 year time charters these three years for which the rates were well above the average and which were not considered sustainable for the foreseeable future. The Company performed the exercise discussed above which resulted to recording an impairment on certain vessels' carrying value (Note 2). Accordingly, the Company recognized an aggregate impairment loss of $422,466, which is included in “Impairment loss” in the 2017 accompanying consolidated statement of operations of which $3,362 was recognized in “Deferred charges, net”. The change in the assumption resulted to an increased impairment loss, net loss and net loss attributed to common stockholders of $287,074, or $3.0 loss per share. The fair value of the vessels was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on last done deals of sale of vessels with similar characteristics, such as type, size and age.